LONG-TERM INVESTMENTS (Schedule of Long-term Investments Include the Investments on Common Stocks) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Long-term investments amount	$ 20.7	$ 17.1
Renew Akshay Urja Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	44.00%
Long-term investments amount	$ 13.0
HQC PR Solar Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Long-term investments amount	$ 6.2
Others [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments amount	$ 1.5